                      SALOMON BROTHERS INVESTMENT SERIES
                             7 WORLD TRADE CENTER
                           NEW YORK, NEW YORK 10048
                                (888) 777-0102

    SUPPLEMENT DATED SEPTEMBER 14, 1998 TO THE PROSPECTUS DATED MAY 1, 1998

  The information contained in this prospectus supplement amends, and to the extent inconsistent therewith, supersedes information contained in the Prospectus. The pricing and conversion changes described herein with respect to the Multiple Pricing System are not applicable to (i) shares purchased prior to September 14, 1998, (ii) shares purchased with reinvested dividend or capital gain distributions relating to shares purchased prior to September 14, 1998, or (iii) shares of a Fund acquired as the result of an exchange of shares purchased prior to September 14, 1998.

  The following information replaces in its entirety the information on page 9 in the section of the prospectus entitled "Expense Information":

                              EXPENSE INFORMATION

  Each Fund offers multiple classes of shares. Each share of a Fund accrues income in the same manner, but certain expenses differ based upon the class. The following tables are intended to assist investors in understanding the various costs and expenses borne by each class of shares of each Fund:

                             CLASS A            CLASS B          CLASS 2  CLASS O(D)
                          -------------- ---------------------- --------- ----------
SHAREHOLDER TRANSACTION
 EXPENSES*
Maximum Sales Charge
 Imposed on Purchases of
 Shares (as a percentage
 of offering price)
  Total Return, Small
   Cap Growth, Asia
   Growth, Investors and
   Capital Funds........  5.75%(a)       None                   1.00%        None
  National Intermediate
   Municipal, U.S.
   Government Income,
   High Yield Bond and
   Strategic Bond Funds.  4.75%(a)       None                   1.00%        None
  Cash Management Fund..  None           None                   None         None
  New York Municipal
   Money Market Fund....  None           None                   None         None
Sales Charge Imposed on
 Reinvested Dividends
  All Funds.............  None           None                   None         None
Contingent Deferred
 Sales Charge (as a
 percentage of original
 purchase price or
 redemption price,
 whichever is lower)
  All Funds except Cash
   Management Fund and
   New York Municipal
   Money Market Fund....  1% during the  5% first year,         1% during    None
                          first year for 4% second year         the first
                          purchases of   3% third year,         year(a)
                          $1 million or  2% fifth year,
                          more (b)       1% sixth year
                                         0% after sixth year(c)
  Cash Management Fund..  None           None                   None         None
  New York Municipal
   Money Market Fund....  None           None                   None         None

                                              CLASS A CLASS B CLASS 2 CLASS O(D)
                                              ------- ------- ------- ----------
Redemption Fees
  All Funds..................................  None    None    None      None
Exchange Fee
  All Funds..................................  None    None    None      None

--------
(a) Reduced for purchases of $50,000 and over, decreasing to 0% for purchases of $1,000,000 and over. See "Purchase of Shares--Class A Shares."

(b) See "Purchase of Shares--Class A Shares" and "Redemption of Shares--Class A Shares."

(c) See "Purchase of Shares--Class B Shares" and "--Class C Shares" and "Redemption of Shares--Class B Shares" and "--Class C Shares."

(d) Only Class O shareholders are permitted to purchase additional Class O shares.

 * Under certain circumstances, certain broker-dealers may impose additional transaction fees on the purchase and/or sale of shares. See "Purchase of Shares."

                               ----------------

  The following information replaces in its entirety the information under the caption "Example" in the section of the Prospectus entitled "Expense Information:"

EXAMPLE:

  The following table demonstrates the projected dollar amount of total cumulative expenses that would be incurred over various periods with respect to a hypothetical investment in each class of each Fund. The example assumes payment by each Fund of operating expenses at the levels set forth in the preceding table and are also based upon the following assumptions:

  An investor would pay the following expenses on a $1,000 investment, assuming: (1) 5% annual return; and (2) redemption at the end of each time period, with the exception of the lines marked "Class B No redemption," in which case it is assumed that no redemption is made at the end of each time period:

FUND                                          1 YEAR 3 YEARS 5 YEARS 10 YEARS
----                                          ------ ------- ------- --------
CASH MANAGEMENT
  Class A Shares.............................  $ 6     $18    $ 31     $ 69
  Class B Shares.............................  $ 6     $18    $ 31     $ 69
  Class 2 Shares.............................  $ 6     $18    $ 31     $ 69
  Class O Shares.............................  $ 6     $18    $ 31     $ 69
NEW YORK MUNICIPAL MONEY MARKET
  Class A Shares.............................  $ 5     $16    $ 28     $ 63
  Class B Shares.............................  $ 4     $14    $ 24     $ 54
  Class 2 Shares.............................  $ 5     $16    $ 28     $ 63
  Class O Shares.............................  $ 4     $14    $ 24     $ 54
NATIONAL INTERMEDIATE MUNICIPAL
  Class A Shares*............................  $55     $70    $ 87     $136
  Class B Shares***..........................  $65     $77    $102     $149****
  Class B No redemption......................  $15     $47    $ 82     $149****
  Class 2 Shares***..........................  $35     $57    $ 91     $187
  Class O Shares.............................  $ 5     $16    $ 28     $ 63
U.S. GOVERNMENT INCOME
  Class A Shares*............................  $56     $73    $ 92     $148
  Class B Shares***..........................  $66     $80    $107     $160****

FUND                                           1 YEAR 3 YEARS 5 YEARS 10 YEARS
----                                           ------ ------- ------- --------
  Class B No redemption.......................  $16    $ 50    $ 87     $160****
  Class 2 Shares***...........................  $36    $ 60    $ 96     $197
  Class O Shares..............................  $ 6    $ 19    $ 33     $ 75
HIGH YIELD BOND
  Class A Shares*.............................  $60    $ 85    $112     $191
  Class B Shares***...........................  $70    $ 92    $127     $203****
  Class B No redemption.......................  $20    $ 62    $107     $203****
  Class 2 Shares***...........................  $40    $ 72    $116     $240
  Class O Shares..............................  $10    $ 32    $ 55     $121
STRATEGIC BOND
  Class A Shares*.............................  $60    $ 85    $112     $191
  Class B Shares***...........................  $70    $ 92    $127     $203****
  Class B No redemption.......................  $20    $ 62    $107     $203****
  Class 2 Shares***...........................  $40    $ 72    $116     $240
  Class O Shares..............................  $10    $ 31    $ 53     $118
TOTAL RETURN
  Class A Shares**............................  $66    $ 83    $102     $157
  Class B Shares***...........................  $66    $ 80    $107     $160****
  Class B No redemption.......................  $16    $ 50    $ 87     $160****
  Class 2 Shares***...........................  $36    $ 60    $ 96     $198
  Class O Shares..............................  $ 6    $ 19    $ 33     $ 75
SMALL CAP GROWTH
  Class A Shares**............................  $72    $102    $135     $227
  Class B Shares***...........................  $73    $100    $140     $231****
  Class B No redemption.......................  $23    $ 70    $120     $231****
  Class 2 Shares***...........................  $43    $ 80    $129     $266
  Class O Shares..............................  $10    $ 32    $ 55     $122
ASIA GROWTH
  Class A Shares**............................  $69    $ 95    $122     $199
  Class B Shares***...........................  $70    $ 92    $127     $203****
  Class B No redemption.......................  $20    $ 62    $107     $203****
  Class 2 Shares***...........................  $40    $ 72    $116     $240
  Class O Shares..............................  $10    $ 32    $ 55     $121
INVESTORS
  Class A Shares**............................  $67    $ 86    $107     $168
  Class B Shares***...........................  $67    $ 84    $112     $172****
  Class B No redemption.......................  $17    $ 54    $ 92     $172****
  Class 2 Shares***...........................  $37    $ 63    $101     $209
  Class O Shares..............................  $ 7    $ 22    $ 38     $ 86
CAPITAL
  Class A Shares**............................  $72    $101    $133     $222
  Class B Shares***...........................  $72    $ 99    $138     $226****
  Class B No redemption.......................  $22    $ 69    $118     $226****
  Class 2 Shares***...........................  $42    $ 79    $127     $262
  Class O Shares..............................  $12    $ 39    $ 67     $148

--------
   * Assumes deduction at the time of purchase of the maximum 4.75% sales charge.

  ** Assumes deduction at the time of purchase of the maximum 5.75% sales charge.

 *** Assumes deduction at the time of redemption of the maximum CDSC applicable for that time period.

**** Reflects the conversion to Class A shares seven years after purchase, and therefore years eight through ten reflect Class A expenses.

  THIS EXAMPLE SHOULD NOT BE CONSIDERED AS REPRESENTATIVE OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES FOR ANY OF THE FUNDS MAY BE HIGHER OR LOWER THAN THE AMOUNTS SHOWN. Moreover, while the example assumes a 5% annual return, each Fund's performance will vary and may result in a return greater or less than 5%.

  The information in the foregoing summary is qualified in its entirety by the more detailed information appearing elsewhere in this Prospectus and in the Statement of Additional Information.

                               ----------------

  The following information replaces the "Class A Sales Charge Table" under the caption "Class A Shares" in the section of the Prospectus entitled "Purchase of Shares:"

          CLASS A SALES CHARGE TABLE--TOTAL RETURN, SMALL CAP GROWTH,
                   ASIA GROWTH, INVESTORS AND CAPITAL FUNDS

                                                                CONCESSION TO
                                                PERCENTAGE OF  BROKER-DEALER AS
           AMOUNT OF           PERCENTAGE OF    THE NET AMOUNT A PERCENTAGE OF
       PURCHASE PAYMENT      THE OFFERING PRICE    INVESTED     OFFERING PRICE
       ----------------      ------------------ -------------- ----------------
   Less than $50,000........        5.75%            6.10%           5.00%
   $50,000 but less than
    $100,000................        4.50%            4.71%           4.00%
   $100,000 but less than
    $250,000................        4.00%            4.17%           3.50%
   $250,000 but less than
    $500,000................        2.75%            2.83%           2.50%
   $500,000 but less than 1
    million.................        2.00%            2.04%           1.75%
   $1 million or more.......        None*            None              **

--------
 * With respect to purchases of Class A shares of $1 million or more, a CDSC will apply if the shares are redeemed within one year after purchase. See "Redemption of Shares--Class A Share Purchases of $1 Million or More."

** The Distributor may in its discretion compensate selected dealers in connection with the sale of Class A shares in an aggregate amount of $1 million or more up to the following amounts:

                                                         DEALER'S
                       AMOUNT OF PURCHASE               CONCESSION
                       ------------------               ----------
         $1 million but less than $3 million...........    1.00%
         $3 million but less than $5 million...........     .50%
         More than $5 million..........................     .25%

 CLASS A SALES CHARGE TABLE--NATIONAL INTERMEDIATE MUNICIPAL, U.S. GOVERNMENT
               INCOME, HIGH YIELD BOND AND STRATEGIC BOND FUNDS

                                                                CONCESSION TO
                                                PERCENTAGE OF  BROKER-DEALER AS
           AMOUNT OF           PERCENTAGE OF    THE NET AMOUNT A PERCENTAGE OF
       PURCHASE PAYMENT      THE OFFERING PRICE    INVESTED     OFFERING PRICE
       ----------------      ------------------ -------------- ----------------
   Less than $50,000........        4.75%            4.99%           4.25%
   $50,000 but less than
    $100,000................        4.50%            4.71%           4.00%
   $100,000 but less than
    $250,000................        4.00%            4.17%           3.50%
   $250,000 but less than
    $500,000................        2.75%            2.83%           2.50%
   $500,000 but less than 1
    million.................        2.25%            2.30%           2.00%
   $1 million or more.......        None*            None              **

--------
 * With respect to purchases of Class A shares of $1 million or more, a CDSC will apply if the shares are redeemed within one year after purchase. See "Redemption of Shares--Class A Share Purchases of $1 million or more."

** The Distributor may in its discretion compensate selected dealers in connection with the sale of Class A shares in an aggregate amount of $1 million or more up to the following amounts:

                                                                       DEALER'S
                             AMOUNT OF PURCHASE                       CONCESSION
                             ------------------                       ----------
       $1 million but less than $3 million...........................    1.00%
       $3 million but less than $5 million...........................     .50%
       More than $5 million..........................................     .25%

                               ----------------

  The following information replaces the "Class B CDSC Table" under the caption "Class B Shares" in the section of the Prospectus entitled "Redemption of Shares:"

                              CLASS B CDSC TABLE

                                                                      CDSC
                                                                 AS A PERCENTAGE
                                                                    OF DOLLAR
                                                                 AMOUNT SUBJECT
       YEAR(S) SINCE PURCHASE ORDER                                 TO CHARGE
       ----------------------------                              ---------------
       1st year.................................................         5%
       1 year or more but less than 2 years.....................         4%
       2 years or more but less than 4 years....................         3%
       4 years or more but less than 5 years....................         2%
       5 years or more but less than 6 years....................         1%
       6 or more years..........................................         0%

  Class B shares will convert to Class A shares at the end of the seventh year after purchase.

                               ----------------

  Class C shares of each Fund have been renamed Class 2 shares. Class 2 shares are subject to a 1% front end sales charge payable at the time of purchase, a 1% contingent deferred sales charge if shares are redeemed within one year of purchase, and do not convert to Class A shares.

                               ----------------

  Class B and Class C shares of a Fund purchased prior to September 14, 1998 will continue to be subject to the CDSC schedules and conversion features in effect at the time such purchase was made. Shares purchased with reinvested dividend or capital gain distributions relating to shares purchased prior to September 14, 1998 will be subject to the CDSC schedules and conversion features in effect at the time the original shares were purchased. Shares of a Fund acquired as result of an exchange of shares purchased prior to September 14, 1998 will also be subject to the CDSC schedules and conversion features in effect at the time the original shares were purchased.

  There is no investment maximum for Class B or Class C shares. Please see "Factors for Consideration" in the section of the Prospectus entitled "Multiple Pricing System" for a discussion of the factors a shareholder should consider in determining which class of shares of a Fund to purchase.

                               ----------------

  The following information supplements and should be read in conjunction with the information contained under the caption "Distribution Fees" in the section of the Prospectus entitled "Purchase of Shares:"

    With respect to Class B shares, the Distributor will pay broker-dealers at the time of sale a commission of 4% of the purchase price and a quarterly trail fee at an annual rate of 0.25% which will begin to accrue in the first month after settlement. With respect to Class 2 shares, the Distributor will pay broker-dealers at the time of sale a commission of 2% of the purchase price and a quarterly trail fee at an annual rate of 1% which will begin to accrue in the thirteenth month after settlement.

                               ----------------

  The following information supplements and should be read in conjunction with the information contained under the caption "Minimum Investment" in the section of the Prospectus entitled "Purchase of Shares:"

    The minimum initial investment in any class of shares of a Fund is $250.

                               ----------------

  The following information supplements and should be read in conjunction with the information contained under the caption "Letter of Intent" in the section of the Prospectus entitled "Purchase of Shares:"

    Shareholders who purchased Class A shares of a Fund pursuant to a letter of intent received prior to September 14, 1998 may make additional Class A share purchases subject to the Class A sales charge table in effect prior to September 14, 1998, until such time as the letter of intent goal has been met.

                               ----------------

  The following information supplements and should be read in conjunction with the information contained on the cover page of the Prospectus:

    MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. MUTUAL FUND SHARES INVOLVE CERTAIN INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE NET ASSET VALUE OF FUNDS OF THIS TYPE WILL FLUCTUATE FROM TIME TO TIME.

                               ----------------

  The following information supplements and should be read in conjunction with the information contained under the caption "Stripped Mortgage Securities" in the section of the Prospectus entitled "Additional Investment Activities and Risk Factors:"

    The U.S. Government Income Fund may purchase stripped mortgage securities which are derivative multiclass mortgage securities.

                               ----------------

  The following information supplements and should be read in conjunction with the information contained under the caption "Investment Manager" in the section of the Prospectus entitled "Management:"

    Roger Lavan is primarily responsible for the day-to-day management of the U.S. Government Income Fund and the Strategic Bond Fund.

    Thomas A. Croak and Robert E. Amodeo are primarily responsible for the day-to-day management of the National Intermediate Municipal Fund. Mr. Croak, who joined SBAM in 1995, is a Vice President of SBAM. Mr. Croak joined Salomon Brothers in 1991. Mr. Amodeo, who joined SBAM in 1992, is a Vice President of SBAM. Mr. Amodeo joined Salomon Brothers in 1988.

    Charles K. Bardes and Thomas A. Croak are primarily responsible for the day-to-day management of the New York Municipal Money Market Fund. Mr. Bardes, who joined SBAM in 1988, is a Vice President of SBAM. Mr. Bardes joined Salomon Brothers in 1986. Mr. Croak, who joined SBAM in 1995, is a Vice President of SBAM. Mr. Croak joined Salomon Brothers in 1991.

    George J. Williamson is primarily responsible for the day-to-day management of the Total Return Fund. Mr. Williamson, who joined SBAM in 1990, is a Vice President of SBAM.

                               ----------------

  Effective September 1, 1998, CFBDS, Inc., a registered broker-dealer and an indirect wholly-owned subsidiary of Signature Financial Group, Inc., serves as each Fund's distributor.

    The U.S. Government Income Fund may purchase stripped mortgage securities which are derivative multiclass mortgage securities.